Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets [line items]
Deferred expenses and other current assets payments to suppliers	$ 2.7
Deferred expenses and other current assets right to obtain equipment	3.0
Cellectis [member]
Prepaid expenses and other current assets [line items]
Deferred expenses and other current assets employee stock option receivables	6.2
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	9.2	$ 7.9
France [member] | Previously stated [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 1.3	$ 1.2